Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMMERCE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE COMMERCE FUNDS

The Growth Fund

The Value Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

(each a “Fund” and together, the “Funds”)

Supplement dated March 30, 2020 to the

Prospectus dated March 1, 2020 (the “Prospectus”)

Effective immediately, the Prospectus is amended as follows:

“Market Risk” within the sub-section entitled “Principal Risks” in the summary section of the Prospectus for The Growth Fund and The MidCap Growth Fund is replaced in its entirety with the following:

Market Risk:  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

“Market Risk” within the sub-section entitled “Principal Risks” in the summary section of the Prospectus for The Value Fund is replaced in its entirety with the following:

Market Risk:  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as value, may underperform other styles of investing or the market generally.

“Market Risk” within the sub-section entitled “Principal Risks” in the summary section of the Prospectus for The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund is replaced in its entirety with the following:

Market Risk:  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment.

Commerce Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE COMMERCE FUNDS

The Growth Fund

Supplement dated March 30, 2020 to the

Prospectus dated March 1, 2020 (the “Prospectus”)

Effective immediately, the Prospectus is amended as follows:

“Market Risk” within the sub-section entitled “Principal Risks” in the summary section of the Prospectus for The Growth Fund is replaced in its entirety with the following:

Market Risk:  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

Commerce Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE COMMERCE FUNDS

The Value Fund

Supplement dated March 30, 2020 to the

Prospectus dated March 1, 2020 (the “Prospectus”)

Effective immediately, the Prospectus is amended as follows:

“Market Risk” within the sub-section entitled “Principal Risks” in the summary section of the Prospectus for The Value Fund is replaced in its entirety with the following:

Market Risk:  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as value, may underperform other styles of investing or the market generally.

Commerce MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE COMMERCE FUNDS

The MidCap Growth Fund

Supplement dated March 30, 2020 to the

Prospectus dated March 1, 2020 (the “Prospectus”)

Effective immediately, the Prospectus is amended as follows:

“Market Risk” within the sub-section entitled “Principal Risks” in the summary section of the Prospectus for The MidCap Growth Fund is replaced in its entirety with the following:

Market Risk:  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

Commerce Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE COMMERCE FUNDS

The Bond Fund

Supplement dated March 30, 2020 to the

Prospectus dated March 1, 2020 (the “Prospectus”)

Effective immediately, the Prospectus is amended as follows:

“Market Risk” within the sub-section entitled “Principal Risks” in the summary section of the Prospectus for The Bond Fund is replaced in its entirety with the following:

Market Risk:  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment.

Commerce Short Term Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE COMMERCE FUNDS

The Short-Term Government Fund

Supplement dated March 30, 2020 to the

Prospectus dated March 1, 2020 (the “Prospectus”)

Effective immediately, the Prospectus is amended as follows:

“Market Risk” within the sub-section entitled “Principal Risks” in the summary section of the Prospectus for The Short-Term Government Fund is replaced in its entirety with the following:

Market Risk:  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment.

Commerce National Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE COMMERCE FUNDS

The National Tax-Free Intermediate Bond Fund

Supplement dated March 30, 2020 to the

Prospectus dated March 1, 2020 (the “Prospectus”)

Effective immediately, the Prospectus is amended as follows:

“Market Risk” within the sub-section entitled “Principal Risks” in the summary section of the Prospectus for The National Tax-Free Intermediate Bond Fund is replaced in its entirety with the following:

Market Risk:  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment.

Commerce Missouri Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE COMMERCE FUNDS

The Missouri Tax-Free Intermediate Bond Fund

Supplement dated March 30, 2020 to the

Prospectus dated March 1, 2020 (the “Prospectus”)

Effective immediately, the Prospectus is amended as follows:

“Market Risk” within the sub-section entitled “Principal Risks” in the summary section of the Prospectus for The Missouri Tax-Free Intermediate Bond Fund is replaced in its entirety with the following:

Market Risk:  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment.

Commerce Kansas Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE COMMERCE FUNDS

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated March 30, 2020 to the

Prospectus dated March 1, 2020 (the “Prospectus”)

Effective immediately, the Prospectus is amended as follows:

“Market Risk” within the sub-section entitled “Principal Risks” in the summary section of the Prospectus for The Kansas Tax-Free Intermediate Bond Fund is replaced in its entirety with the following:

Market Risk:  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment.